Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
Subsequent events
The Company has evaluated subsequent events from the balance sheet date through the date at which the consolidated financial statements were available to be issued, and determined there are no other items requiring disclosure beyond those already disclosed.